Approval of these Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Approval Of Consolidated Financial Statements [Abstract]
Approval of these Consolidated Financial Statements	36. Approval of these consolidated financial statements These consolidated financial statements were approved for issue by the board of directors of the Company on April 17, 2026.